Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefit [Line Items]
Taxes on income	$ 124.2	$ 136.7	$ 157.6
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	112.0	111.9	120.9
Deferred	0.8	2.0	11.1
Domestic	112.8	113.9	132.0
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	1.7	15.3	19.9
Foreign taxes, Deferred	9.7	7.5	5.7
Foreign	$ 11.4	$ 22.8	$ 25.6